Inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Cost of inventories recognized as an expense	£ 4,196	£ 3,970	£ 3,462
Inventory write-down	178	118	174
Reversals of prior year write-downs of inventories	£ 74	£ 40	£ 63